Personnel Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details of personnel expenses by function:
Personnel expenses	€ 2,039,208	€ 1,976,170	€ 1,539,366
Details by nature:
Wages and salaries	1,658,286	1,600,617	1,231,812
Contributions to pension plans	42,261	40,994	31,757
Other social charges	30,571	33,506	27,387
Social Security	308,090	301,053	248,410
Total personnel expenses	€ 2,039,208	1,976,170	1,539,366
Restructuring and Related Cost, Number of Position Eliminated	8.00%
Cost of sales
Details of personnel expenses by function:
Personnel expenses	€ 1,337,454	1,343,991	999,347
Details by nature:
Total personnel expenses	1,337,454	1,343,991	999,347
Research and development
Details of personnel expenses by function:
Personnel expenses	172,970	159,766	138,629
Details by nature:
Total personnel expenses	172,970	159,766	138,629
Selling, general & administration expenses
Details of personnel expenses by function:
Personnel expenses	528,784	472,413	401,390
Details by nature:
Total personnel expenses	528,784	€ 472,413	€ 401,390
Wages and Salaries
Details by nature:
Restructuring charge	€ 75,348